Maturity Schedule of Term Deposits (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits From Customers [Line Items]
Term deposits	$ 312,387	$ 320,823
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	51,081	59,268
Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	9,409	14,869
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	115,101	167,883
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	22,891	19,177
Deposits designated at fair value through profit or loss [member] [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	113,905	59,626
Within 1 year [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	217,339	223,969
Within 1 year [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	36,187	41,213
Within 1 year [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	9,401	14,859
Within 1 year [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	42,887	97,278
Within 1 year [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	16,086	10,993
Within 1 year [member] | Deposits designated at fair value through profit or loss [member] [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	112,778	$ 59,626
Over 1 year to 2 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	39,755
Over 1 year to 2 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	7,611
Over 1 year to 2 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2
Over 1 year to 2 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	28,880
Over 1 year to 2 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2,135
Over 1 year to 2 years [member] | Deposits designated at fair value through profit or loss [member] [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,127
Over 2 years to 3 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	27,444
Over 2 years to 3 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	4,570
Over 2 years to 3 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	21,276
Over 2 years to 3 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,598
Over 3 years to 4 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	10,674
Over 3 years to 4 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,099
Over 3 years to 4 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	8,488
Over 3 years to 4 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,087
Over 4 years to 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	9,909
Over 4 years to 5 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,585
Over 4 years to 5 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2
Over 4 years to 5 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	7,491
Over 4 years to 5 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	831
Over 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	7,266
Over 5 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	29
Over 5 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	4
Over 5 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	6,079
Over 5 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,154
Within 3 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	96,110
Within 3 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	15,549
Within 3 months [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	9,241
Within 3 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	27,875
Within 3 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	7,070
Within 3 months [member] | Deposits designated at fair value through profit or loss [member] [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	36,375
Over 3 months to 6 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	55,469
Over 3 months to 6 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	8,491
Over 3 months to 6 months [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	135
Over 3 months to 6 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	8,268
Over 3 months to 6 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	4,867
Over 3 months to 6 months [member] | Deposits designated at fair value through profit or loss [member] [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	33,708
Over 6 months to 12 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	65,760
Over 6 months to 12 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	12,147
Over 6 months to 12 months [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	25
Over 6 months to 12 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	6,744
Over 6 months to 12 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	4,149
Over 6 months to 12 months [member] | Deposits designated at fair value through profit or loss [member] [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	$ 42,695